GOODWILL AND OTHER INTANGIBLE ASSETS Disclosures and Components of Other Intangibles (Details) - USD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Schedule of Other Intangible Assets By Major Class [Abstract]
Gross Carrying Amount	$ 2,016	$ 1,846
Accumulated Amortization	1,469	1,381
Other intangible assets, net	547	475
Total amortizable intangible assets	547	465
Gross Book Value	2,016	1,856
In-Process R&D	0	10
Purchased technology
Schedule of Other Intangible Assets By Major Class [Abstract]
Gross Carrying Amount	1,484	1,467
Accumulated Amortization	1,169	1,093
Other intangible assets, net	315	374
Backlog
Schedule of Other Intangible Assets By Major Class [Abstract]
Gross Carrying Amount	9
Accumulated Amortization	0
Other intangible assets, net	9
Trademark/Tradename
Schedule of Other Intangible Assets By Major Class [Abstract]
Gross Carrying Amount	199	196
Accumulated Amortization	174	163
Other intangible assets, net	25	33
Customer Relationships
Schedule of Other Intangible Assets By Major Class [Abstract]
Gross Carrying Amount	291	149
Accumulated Amortization	107	112
Other intangible assets, net	184	37
Customer Relationships | BIOVECTRA
Schedule of Other Intangible Assets By Major Class [Abstract]
Gross Carrying Amount	165
Third-Party Technology and Licenses [Member]
Schedule of Other Intangible Assets By Major Class [Abstract]
Gross Carrying Amount	33	34
Accumulated Amortization	19	13
Other intangible assets, net	$ 14	$ 21